Stock-Based Compensation - Weighted Average Fair Value Assumptions (Details)	3 Months Ended
Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	1 month 27 days
Risk-free interest rate	0.03%
Expected dividend yield	0.00%
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 9 months 7 days
Expected volatility	58.87%
Risk-free interest rate	0.83%
Expected dividend yield	0.00%